Schedule of Computation of Diluted Net Loss per Common Share including Antidilutive (Details) - shares shares in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2025		Mar. 31, 2024	[1]	Dec. 31, 2024		Dec. 31, 2023	[2]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents	20,239		4,127		13,667		3,933
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents	17,529		1,341		10,923		1,341
Earnout Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents	1,800		1,800		1,800		1,800
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents	910		790		919		788
Convertible Notes Payable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents			192
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents			4		25		4
Contingently Issuable Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents		[3]		[3]		[4]		[4]

[1]	Retrospectively restated for reverse capitalization.
[2]	Retrospectively restated for reverse recapitalization.
[3]	The contingently issuable warrant was not included for purposes of calculating the number of diluted shares outstanding as of March 31, 2025, as the number of dilutive shares is based on a contingency not yet resolved as of period end and the contingently resulting number of dilutive shares is not determinable until the contingency is resolved (see Note 8).
[4]	The contingently issuable warrants were not included for purposes of calculating the number of diluted shares outstanding as of December 31, 2024, as the number of dilutive shares is based on a contingency not yet resolved as of year end and the contingently resulting number of dilutive shares is not determinable until the contingency is resolved (see Note 8).